JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 4.7%
Axon Enterprise, Inc. *	8,946	4,326,107
BWX Technologies, Inc.	26,207	5,383,704
Curtiss-Wright Corp.	9,004	5,912,837
GE Aerospace	69,787	21,409,954
HEICO Corp.	13,331	4,411,361
Howmet Aerospace, Inc.	41,671	8,670,901
Karman Holdings, Inc. *	48,874	5,073,121
Rocket Lab Corp. *	91,860	7,355,230
RTX Corp.	94,788	19,045,753
TransDigm Group, Inc.	5,759	8,221,203
		89,810,171
Automobiles & Parts — 0.1%
QuantumScape Corp. * (a)	325,448	2,880,215
Banks — 0.8%
Citigroup, Inc.	131,197	15,180,805
Beverages — 0.3%
Coca-Cola Co. (The)	20,804	1,556,347
Coca-Cola Consolidated, Inc.	11,976	1,821,071
Monster Beverage Corp. *	22,416	1,810,316
		5,187,734
Chemicals — 0.6%
Ecolab, Inc.	28,121	7,929,841
Linde plc	8,551	3,907,550
		11,837,391
Construction & Materials — 2.0%
Acuity, Inc.	3,110	961,736
API Group Corp. *	93,520	3,887,626
Armstrong World Industries, Inc.	22,898	4,207,279
Comfort Systems USA, Inc.	5,672	6,477,991
EMCOR Group, Inc.	8,139	5,866,022
Quanta Services, Inc.	16,213	7,695,176
Trane Technologies plc	21,539	9,058,873
		38,154,703
Consumer Services — 0.9%
Grand Canyon Education, Inc. *	15,301	2,659,926
Rollins, Inc.	49,857	3,157,942
Uber Technologies, Inc. *	143,731	11,505,667
		17,323,535
Electricity — 1.3%
Entergy Corp.	64,606	6,195,069
Evergy, Inc.	61,666	4,731,632
NRG Energy, Inc.	33,365	5,092,500
OGE Energy Corp.	29,135	1,272,617
Southern Co. (The)	25,685	2,293,928

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Talen Energy Corp. *	3,511	1,223,092
Vistra Corp.	32,900	5,209,715
		26,018,553
Electronic & Electrical Equipment — 0.3%
Hubbell, Inc.	10,538	5,141,912
Pentair plc	10,759	1,133,676
		6,275,588
Finance & Credit Services — 0.5%
MGIC Investment Corp.	78,351	2,109,209
SLM Corp. (a)	122,657	3,330,138
SoFi Technologies, Inc. *	201,834	4,603,833
		10,043,180
Food Producers — 0.5%
Ingredion, Inc.	3,254	384,297
Pilgrim's Pride Corp.	32,377	1,404,190
Post Holdings, Inc. *	30,489	3,119,330
US Foods Holding Corp. *	60,517	5,060,432
		9,968,249
Gas, Water & Multi-utilities — 1.1%
Ameren Corp.	50,830	5,249,722
Atmos Energy Corp.	7,093	1,179,850
MDU Resources Group, Inc.	84,412	1,731,290
National Fuel Gas Co.	51,032	4,273,930
NiSource, Inc.	115,824	5,129,845
UGI Corp.	56,114	2,250,732
WEC Energy Group, Inc.	8,537	944,790
		20,760,159
General Industrials — 2.3%
3M Co.	51,663	7,912,705
Eaton Corp. plc	31,667	11,128,417
GE Vernova, Inc.	20,860	15,152,078
Parker-Hannifin Corp.	11,172	10,455,205
		44,648,405
Health Care Providers — 0.8%
Doximity, Inc., Class A *	66,915	2,507,305
Encompass Health Corp.	35,530	3,358,651
HCA Healthcare, Inc.	11,949	5,834,338
Tenet Healthcare Corp. *	22,742	4,304,606
		16,004,900
Household Goods & Home Construction — 0.4%
SharkNinja, Inc. *	32,023	3,785,118
Somnigroup International, Inc.	52,069	4,574,262
		8,359,380

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Engineering — 1.3%
Caterpillar, Inc.	31,458	20,679,231
Woodward, Inc.	14,444	4,590,881
		25,270,112
Industrial Metals & Mining — 1.0%
Carpenter Technology Corp.	14,946	4,750,287
Reliance, Inc.	5,468	1,801,706
Southern Copper Corp. (Mexico)	31,459	5,987,277
Steel Dynamics, Inc.	30,340	5,448,154
Timken Co. (The)	3,842	358,036
		18,345,460
Industrial Support Services — 1.3%
American Express Co.	39,578	13,938,184
Cintas Corp.	26,306	5,034,705
Core & Main, Inc., Class A *	62,497	3,334,840
ExlService Holdings, Inc. *	38,753	1,517,180
Genpact Ltd.	47,084	2,076,405
		25,901,314
Industrial Transportation — 0.5%
Allison Transmission Holdings, Inc.	6,817	741,008
Ryder System, Inc.	20,050	3,835,164
XPO, Inc. * (a)	29,769	4,409,086
		8,985,258
Investment Banking & Brokerage Services — 7.0%
Affiliated Managers Group, Inc.	8,998	2,817,184
Bank of New York Mellon Corp. (The)	71,232	8,542,141
Berkshire Hathaway, Inc., Class B *	69,369	33,333,886
Charles Schwab Corp. (The)	132,083	13,726,065
CME Group, Inc.	33,517	9,688,424
Equitable Holdings, Inc.	84,593	3,925,115
Evercore, Inc., Class A	12,976	4,584,031
Goldman Sachs Group, Inc. (The)	20,412	19,093,589
Houlihan Lokey, Inc.	9,874	1,661,992
Interactive Brokers Group, Inc., Class A	82,219	6,156,559
Intercontinental Exchange, Inc.	51,736	8,990,682
Lazard, Inc.	555	29,815
LPL Financial Holdings, Inc.	11,196	4,080,942
Nasdaq, Inc.	62,323	6,038,475
Robinhood Markets, Inc., Class A *	68,817	6,845,915
Stifel Financial Corp.	16,626	2,049,986
Virtu Financial, Inc., Class A	92,694	3,847,728
		135,412,529
Leisure Goods — 0.2%
ROBLOX Corp., Class A *	73,225	4,815,276
Life Insurance — 0.3%
Corebridge Financial, Inc.	1,783	54,970

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — continued
Globe Life, Inc.	19,327	2,710,032
Unum Group	51,653	3,924,078
		6,689,080
Media — 2.4%
Fox Corp., Class A	66,412	4,833,465
Liberty Live Holdings, Inc., Class C *	10,567	872,623
Liberty Media Corp-Liberty Formula One, Class C *	42,426	3,691,911
Netflix, Inc. *	267,929	22,369,392
Spotify Technology SA *	13,726	6,867,804
Warner Bros Discovery, Inc. *	272,214	7,496,774
		46,131,969
Medical Equipment & Services — 3.6%
Abbott Laboratories	105,787	11,562,519
Boston Scientific Corp. *	119,103	11,139,703
Insulet Corp. *	15,356	3,928,218
Intuitive Surgical, Inc. *	25,736	12,976,606
Labcorp Holdings, Inc.	16,167	4,389,664
Natera, Inc. *	22,625	5,229,542
Penumbra, Inc. *	11,880	4,255,060
Quest Diagnostics, Inc.	24,258	4,536,974
Stryker Corp.	28,044	10,363,941
		68,382,227
Mortgage Real Estate Investment Trusts — 0.4%
AGNC Investment Corp. (a)	204,156	2,327,378
Annaly Capital Management, Inc.	202,303	4,654,992
		6,982,370
Non-life Insurance — 1.4%
Allstate Corp. (The)	33,126	6,591,743
Axis Capital Holdings Ltd.	39,526	4,078,293
Cincinnati Financial Corp.	15,734	2,531,443
Hartford Insurance Group, Inc. (The)	44,655	6,031,104
Old Republic International Corp.	100,452	3,934,705
WR Berkley Corp. (a)	47,141	3,232,930
		26,400,218
Non-Renewable Energy — 3.1%
Antero Midstream Corp.	195,247	3,674,548
Cheniere Energy, Inc.	18,956	4,009,573
DT Midstream, Inc.	36,568	4,608,299
HF Sinclair Corp.	39,384	2,047,574
Kinder Morgan, Inc.	232,904	7,101,243
Marathon Petroleum Corp.	36,467	6,425,121
Phillips 66	41,675	5,982,863
Targa Resources Corp.	27,106	5,447,764
TechnipFMC plc (United Kingdom)	104,354	5,814,605

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Valero Energy Corp.	30,942	5,613,807
Williams Cos., Inc. (The)	123,399	8,299,817
		59,025,214
Personal Care, Drug & Grocery Stores — 1.5%
Casey's General Stores, Inc.	8,483	5,144,939
Cencora, Inc.	21,118	7,586,008
Kroger Co. (The)	80,296	5,046,604
McKesson Corp.	11,478	9,540,628
Procter & Gamble Co. (The)	4,505	683,724
		28,001,903
Personal Goods — 0.2%
Ralph Lauren Corp.	12,300	4,346,943
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
AbbVie, Inc.	100,186	22,342,480
Alnylam Pharmaceuticals, Inc. *	14,728	4,978,948
Cardinal Health, Inc.	32,065	6,890,127
Eli Lilly & Co.	17,262	17,903,283
Exelixis, Inc. *	99,447	4,113,128
Gilead Sciences, Inc.	98,955	14,046,662
Insmed, Inc. *	29,867	4,685,236
Ionis Pharmaceuticals, Inc. *	30,959	2,559,381
Roivant Sciences Ltd. *	118,249	2,556,544
Royalty Pharma plc, Class A	91,271	3,804,175
		83,879,964
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	38,835	6,614,766
Jones Lang LaSalle, Inc. *	7,787	2,787,045
		9,401,811
Real Estate Investment Trusts — 1.6%
Agree Realty Corp.	26,460	1,911,206
EPR Properties	50,478	2,737,927
Essex Property Trust, Inc.	971	244,566
Omega Healthcare Investors, Inc.	51,193	2,246,349
Simon Property Group, Inc.	38,426	7,351,278
Ventas, Inc.	71,531	5,555,813
Welltower, Inc.	55,949	10,538,553
		30,585,692
Retailers — 7.5%
Amazon.com, Inc. *	46,608	11,153,294
Amer Sports, Inc. (Finland) *	111,556	4,086,296
AutoNation, Inc. *	17,186	3,522,786
AutoZone, Inc. *	1,866	6,912,205
Carvana Co. *	16,063	6,443,030
Costco Wholesale Corp.	28,346	26,652,327
Dillard's, Inc., Class A	3,431	2,084,538

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Dollar General Corp.	40,477	5,805,616
Five Below, Inc. *	17,540	3,361,366
Gap, Inc. (The)	123,498	3,455,474
Lowe's Cos., Inc.	20,521	5,480,338
O'Reilly Automotive, Inc. *	84,167	8,282,875
Penske Automotive Group, Inc.	12,009	1,882,891
Tapestry, Inc.	43,730	5,549,774
TJX Cos., Inc. (The)	85,523	12,812,201
Walmart, Inc.	259,460	30,912,064
Wayfair, Inc., Class A *	45,008	4,657,878
Williams-Sonoma, Inc.	8,072	1,651,935
		144,706,888
Software & Computer Services — 18.6%
Alphabet, Inc., Class A	117,831	39,826,878
Amdocs Ltd.	15,304	1,254,010
Appfolio, Inc., Class A *	9,248	1,756,010
AppLovin Corp., Class A *	18,416	8,712,794
Autodesk, Inc. *	23,899	6,043,340
CACI International, Inc., Class A *	7,224	4,483,070
Cadence Design Systems, Inc. *	23,492	6,962,089
Cloudflare, Inc., Class A *	35,842	6,356,579
Crowdstrike Holdings, Inc., Class A *	20,858	9,206,825
Datadog, Inc., Class A *	41,882	5,416,180
Dayforce, Inc. *	61,210	4,240,017
Docusign, Inc. *	59,702	3,136,743
DoorDash, Inc., Class A *	36,384	7,444,894
Dropbox, Inc., Class A *	138,693	3,533,898
F5, Inc. *	14,152	3,900,433
Fortinet, Inc. *	64,793	5,265,079
Guidewire Software, Inc. *	22,512	3,168,789
Hewlett Packard Enterprise Co.	233,110	5,016,527
International Business Machines Corp.	62,828	19,269,348
Intuit, Inc.	18,553	9,256,463
Kyndryl Holdings, Inc. *	48,841	1,123,343
Leidos Holdings, Inc.	27,166	5,114,814
Maplebear, Inc. *	85,347	3,171,495
Match Group, Inc.	71,574	2,229,530
Meta Platforms, Inc., Class A	56,211	40,275,182
Microsoft Corp.	78,341	33,709,349
MongoDB, Inc., Class A *	12,632	4,690,641
Okta, Inc. *	45,593	3,851,697
Oracle Corp.	108,837	17,912,393
Palantir Technologies, Inc., Class A *	139,466	20,444,321
Palo Alto Networks, Inc. *	50,874	9,003,172
Pegasystems, Inc.	67,547	2,951,128
Pinterest, Inc., Class A *	125,230	2,771,340
Procore Technologies, Inc. *	54,929	3,102,939

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
PTC, Inc. *	23,832	3,720,890
Reddit, Inc., Class A *	22,893	4,126,921
Rubrik, Inc., Class A *	51,018	2,854,457
Snowflake, Inc., Class A *	34,434	6,635,432
SS&C Technologies Holdings, Inc.	54,117	4,431,641
Synopsys, Inc. *	14,567	6,775,330
Toast, Inc., Class A *	108,355	3,370,924
Twilio, Inc., Class A *	37,361	4,500,506
Unity Software, Inc. *	100,011	2,910,320
VeriSign, Inc.	19,667	4,803,271
Zoom Communications, Inc., Class A *	56,221	5,177,954
Zscaler, Inc. *	20,983	4,196,810
		358,105,766
Technology Hardware & Equipment — 20.9%
Advanced Micro Devices, Inc. *	104,798	24,808,831
Allegro MicroSystems, Inc. (Japan) *	81,633	3,013,074
Amkor Technology, Inc.	78,512	3,794,485
Amphenol Corp., Class A	93,485	13,469,319
Analog Devices, Inc.	40,455	12,576,650
Apple, Inc.	135,829	35,244,909
Applied Materials, Inc.	57,662	18,585,616
Astera Labs, Inc. *	30,426	4,582,764
Avnet, Inc.	59,049	3,684,067
Broadcom, Inc.	97,001	32,136,431
Cirrus Logic, Inc. *	16,571	2,159,864
Coherent Corp. *	29,246	6,205,416
Corning, Inc.	86,602	8,941,657
Dell Technologies, Inc., Class C	44,447	5,086,515
Flex Ltd. *	80,491	5,074,153
Intel Corp. *	331,156	15,388,819
Jabil, Inc.	22,908	5,433,549
KLA Corp.	10,244	14,627,817
Lam Research Corp.	92,072	21,495,129
Lattice Semiconductor Corp. *	55,275	4,450,743
MACOM Technology Solutions Holdings, Inc. *	23,973	5,251,525
Micron Technology, Inc.	76,648	31,799,722
Monolithic Power Systems, Inc.	6,445	7,245,147
NVIDIA Corp.	207,560	39,670,943
Pure Storage, Inc., Class A *	70,489	4,901,805
Qorvo, Inc. *	40,272	3,145,646
QUALCOMM, Inc.	80,391	12,186,472
Sandisk Corp. *	23,934	13,791,967
TD SYNNEX Corp.	28,555	4,530,822
Teradyne, Inc.	27,328	6,587,414
Texas Instruments, Inc.	62,884	13,554,646

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Vertiv Holdings Co., Class A	40,774	7,591,303
Western Digital Corp.	40,933	10,242,665
		401,259,885
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	45,058	3,528,943
Lumentum Holdings, Inc. *	15,235	5,969,682
Ubiquiti, Inc. (a)	6,589	3,633,306
		13,131,931
Telecommunications Service Providers — 1.2%
AT&T, Inc.	524,745	13,753,567
GCI Liberty, Inc. Escrow ‡ *	3,962	—
Millicom International Cellular SA (Guatemala)	35,944	2,193,662
T-Mobile US, Inc.	39,266	7,743,648
		23,690,877
Tobacco — 1.5%
Altria Group, Inc.	150,439	9,325,714
Philip Morris International, Inc.	110,232	19,780,030
		29,105,744
Travel & Leisure — 2.1%
Aramark	58,712	2,259,825
Booking Holdings, Inc.	2,314	11,574,258
Hilton Worldwide Holdings, Inc.	26,349	7,865,440
Live Nation Entertainment, Inc. *	13,047	1,897,686
Royal Caribbean Cruises Ltd.	25,080	8,142,222
Texas Roadhouse, Inc.	15,297	2,751,318
United Airlines Holdings, Inc. *	50,529	5,170,127
		39,660,876
Total Common Stocks (Cost $1,656,628,431)		1,920,672,275
Short-Term Investments — 0.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $2,232,116)	2,232,116	2,232,116
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $10,964,117)	10,964,117	10,964,117
Total Short-Term Investments (Cost $13,196,233)		13,196,233
Total Investments — 100.5% (Cost $1,669,824,664)		1,933,868,508
Liabilities in Excess of Other Assets — (0.5)%		(10,009,026)
NET ASSETS — 100.0%		1,923,859,482

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $10,378,133.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	8	03/20/2026	USD	2,786,900	24,883

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,933,868,508	$—	$— (b)	$1,933,868,508
Appreciation in Other Financial Instruments
Futures Contracts (a)	$24,883	$—	$—	$24,883

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$—	$81,954,169	$70,990,052	$—	$—	$10,964,117	10,964,117	$161,998	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	2,121,409	20,237,708	20,127,001	—	—	2,232,116	2,232,116	29,582	—
Total	$2,121,409	$102,191,877	$91,117,053	$—	$—	$13,196,233		$191,580	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.